Taxes (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemption (a)	(50.80%)	(41.00%)	(27.50%)
Favorable tax rate impact (a)	(14.80%)	0.30%	(1.50%)
Permanent difference	0.10%	(8.20%)	0.00%
Changes of deferred tax assets valuation allowances	7.20%	2.00%	5.30%
Non-PRC entities not subject to PRC income tax	27.70%	23.60%	2.80%
Total	(5.60%)	1.10%	4.10%